CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accounts and notes receivable, allowances (in dollars)		$ 2,839	$ 3,252
Financing receivable, allowances (in dollars)		15,067	3,556
Allowances of long-term financing receivable		47	27
Accounts payable		5,561	5,031
Short-term debt		37,202	106,919
Accrued expenses and other current liabilities		19,781	29,731
Payable to investors		182,951	48,893
Amounts due to related parties		10,914	36
Deferred revenue and advance from customers		5,954	3,885
Income tax payable		7,860	6,118
Current liabilities held for sale			8,138
Long-term debt		95,390	122,072
Long-term debt to investors		59,916
Other non-current liabilities		12,849	7,622
Financing Receivable Net Current	[1]	301,773	144,457
Consolidated Assets Backed Financing Entities [Member]
Accrued expenses and other current liabilities		4
Payable to investors		141
Long-term debt to investors		59,916
Financing Receivable Net Current		73,549
Variable Interest Entity [Member]
Accounts payable		5,423	4,914
Short-term debt		7,202	6,919
Accrued expenses and other current liabilities		11,277	13,762
Payable to investors		182,810	46,219
Amounts due to related parties		222	36
Deferred revenue and advance from customers		5,804	3,670
Income tax payable		7,163	5,652
Current liabilities held for sale			7,729
Long-term debt
Long-term debt to investors		59,916
Other non-current liabilities
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		3,000,000,000	3,000,000,000
Ordinary shares, shares issued		719,651,418	714,365,091
Ordinary shares, shares outstanding		719,651,418	714,365,091
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		305,388,450	305,388,450
Ordinary shares, shares outstanding		305,388,450	305,388,450

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.